Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other financial liabilities [Abstract]
Disclosure Of Loans And Financial Obligations Classified By Type At The Statement Of Financial Position [Text Block]
Debts and financial liabilities classified according to the type of obligation and their classifications in the consolidated balance sheet are detailed as follows:

	As of December 31, 2017		As of December 31, 2016
	Current	Non current	Current	Non current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (*)	24,623,746	73,886,831	39,079,561	29,606,398
Bonds payable (*)	3,306,135	69,476,612	3,250,023	70,836,716
Financial leases obligations (*)	176,586	17,638,289	215,950	17,500,919
Derivatives (**)	10,416,675	-	11,118,676	-
Liability coverage (**)	1,840,188	-	-	-
Deposits for return of bottles and containers	13,228,328	-	13,015,723	-
Total	53,591,658	161,001,732	66,679,933	117,944,033

(*) See Note 5.
(**) See Note 7.

Disclosure Of Current Loans And Financial Obligations [Text Block]
Current loan and financial obligation

As of December 31, 2017:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	-	185,739	185,739	At maturity	2.50
0-E	Finca La Celia S.A.	Argentina	0-E	Santander Río	Argentina	USD	184,728	-	184,728	At maturity	5.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Macro	Argentina	USD	-	185,339	185,339	At maturity	2.70
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Macro	Argentina	USD	-	184,652	184,652	At maturity	2.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	185,018	-	185,018	At maturity	2.55
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	-	215,408	215,408	At maturity	3.20
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	399,014	-	399,014	At maturity	31.77
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	292,589	-	292,589	At maturity	31.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	250,005	-	250,005	At maturity	31.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	67,356	67,356	Quarter	25.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	674,403	674,403	Quarter	27.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	66,398	66,398	Quarter	26.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Comafi	Argentina	ARS	368,143	-	368,143	At maturity	24.50
0-E	Finca La Celia S.A.	Argentina	0-E	BBVA	Argentina	ARS	498,676	-	498,676	At maturity	32.00
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	USD	-	4,961,271	4,961,271	At maturity	1.75
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	58,809	-	58,809	At maturity	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	4,238	4,839,005	4,843,243	At maturity	2.42
91,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	324,308	324,308	At maturity	4.56
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	326,560	-	326,560	At maturity	4.68
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	17,425	29,507	46,932	Monthly	4.80
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	9,956	30,704	40,660	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	13,500	40,500	54,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	12,667	-	12,667	Monthly	7.59
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	19,170	42,000	61,170	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	67,500	90,000	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	37,500	-	37,500	Monthly	5.40
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	8,641	26,677	35,318	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	20,028	61,526	81,554	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	16,667	49,999	66,666	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	20,834	62,500	83,334	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	69,530	213,527	283,057	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,700	125,100	166,800	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	38,678	86,121	124,799	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	35,966	110,127	146,093	Monthly	4.42
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UYI	403,857	288,469	692,326	Monthly	6.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	-	2,021,408	2,021,408	At maturity	5.35
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	16,600	-	16,600	At maturity	4.50
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	6,708	-	6,708	At maturity	4.68
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	200,248	614,849	815,097	Monthly	5.02
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	300,889	561,283	862,172	Monthly	26.63
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	80,679	26,371	107,050	Monthly	27.81
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	ARS	925,670	1,594,645	2,520,315	Quarter	23.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	3,944	1,975,917	1,979,861	At maturity	20.00
Sub-Total							4,891,137	19,732,609	24,623,746
Financial leases obligations
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	577	-	577	Monthly	17.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	419	406	825	Monthly	17.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	1,561	4,752	6,313	Monthly	17.00
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	14,986	47,281	62,267	Monthly	7.07
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	26,989	73,384	100,373	Monthly	4.33
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander de Chile	Chile	UF	6,231	-	6,231	Monthly	6.27
Sub-Total							50,763	125,823	176,586

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).
(*) See Note 5 non-discounted contractual cash flows.

						Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration or ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
						ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	388 18/10/2004 Bono Serie E	Chile	UF	41,232	2,617,308	2,658,540	Semiannual	4.00
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	573 23/03/2009 Bono Serie H	Chile	UF	647,595	-	647,595	Semiannual	4.25
Sub-Total						688,827	2,617,308	3,306,135

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).
(*) See Note 5 non-discounted contractual cash flows.

As of December 31, 2016:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	136,115	-	136,115	At maturity	3.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	135,537	-	135,537	At maturity	3.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	217,353	-	217,353	At maturity	3.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	-	54,032	54,032	At maturity	4.25
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Macro	Argentina	USD	-	200,933	200,933	At maturity	1.85
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	201,628	-	201,628	At maturity	2.70
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	-	133,909	133,909	At maturity	2.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	1,436	1,589	3,025	Quarter	15.25
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	433,258	-	433,258	At maturity	36.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	228,734	-	228,734	At maturity	29.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	340,659	-	340,659	At maturity	28.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	-	518,917	518,917	At maturity	26.75
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	367,243	-	367,243	Quarter	30.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	9,178	400,250	409,428	Quarter	27.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	425	84,263	84,688	Quarter	23.00
0-E	Finca La Celia S.A.	Argentina	0-E	BBVA	Argentina	ARS	524,538	-	524,538	At maturity	27.50
0-E	Finca La Celia S.A.	Argentina	0-E	BBVA	Argentina	ARS	50,045	-	50,045	At maturity	27.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	290,342	-	290,342	At maturity	27.75
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	74,763	-	74,763	At maturity	27.50
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,004,000-5	Banco de Chile	Chile	CLP	157,295	7,271,000	7,428,295	At maturity	4.40
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	57,821	-	57,821	At maturity	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	3,151	-	3,151	At maturity	1.79
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	457,454	16,000,000	16,457,454	At maturity	6.86
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	16,333	50,142	66,475	Monthly	4.80
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	9,264	28,576	37,840	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	7,599	5,124	12,723	Monthly	5.36
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	13,500	40,500	54,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	19,000	57,000	76,000	Monthly	7.59
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	14,000	42,000	56,000	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	67,500	90,000	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	8,111	25,086	33,197	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	205,849	205,849	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	67,488	203,111	270,599	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	19,030	58,392	77,422	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	37,500	112,500	150,000	Monthly	5.04
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	-	255,037	255,037	Monthly	4.68
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UYI	406,353	638,554	1,044,907	Monthly	6.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	21,408	-	21,408	At maturity	5.35
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	18,000	2,000,000	2,018,000	At maturity	4.50
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	-	6,656	6,656	At maturity	4.68
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	190,490	584,272	774,762	Monthly	5.02
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	251,181	717,375	968,556	Monthly	15.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Macro	Argentina	ARS	34,300	23,406	57,706	Monthly	15.25
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	421,179	421,652	842,831	Quarter	26.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	103,106	303,347	406,453	Monthly	25.19
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	ARS	68,826	789,966	858,792	Quarter	30.50
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Citibank	Argentina	ARS	30,190	-	30,190	At maturity	25.66
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco HSBC	Argentina	ARS	2,109,794	-	2,109,794	At maturity	25.25
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	1,392	-	1,392	At maturity	26.12
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Macro	Argentina	ARS	12	-	12	At maturity	25.53
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Santander Río	Argentina	ARS	199,954	-	199,954	At maturity	25.00
0-E	Saenz Briones y Cía. S.A.I.C.	Argentina	0-E	Banco Citibank	Argentina	ARS	1,138	-	1,138	At maturity	26.50
Sub-Total							7,778,623	31,300,938	39,079,561
Financial leases obligations
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	453	1,472	1,925	At maturity	17.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	528	1,545	2,073	At maturity	17.50
96,711,590-8	Manantial S.A.	Chile	97,000,600-6	Banco de Crédito e Inversiones	Chile	UF	14,369	3,837	18,206	Monthly	3.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	6,054	8,072	14,126	Monthly	4.78
96,711,590-8	Manantial S.A.	Chile	97,053,000-2	Banco Security	Chile	UF	4,489	8,755	13,244	Monthly	4.40
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	13,759	42,717	56,476	Monthly	7.07
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	25,436	77,942	103,378	Monthly	4.33
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander Chile	Chile	UF	-	6,522	6,522	Monthly	6.27
Sub-Total							65,088	150,862	215,950

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).
(*) See Note 5 non-discounted contractual cash flows.

						Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration or ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
						ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	388 18/10/2004 Bono Serie E	Chile	UF	-	2,612,294	2,612,294	Semiannual	4.00
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	573 23/03/2009 Bono Serie H	Chile	UF	637,729	-	637,729	Semiannual	4.25
Sub-Total						637,729	2,612,294	3,250,023

(*) See Note 5 non-discounted contractual cash flows.

Disclosure Of Non Current Loans And Financial Obligations [Text Block]
Non-current loan and financial obligation

As of December 31, 2017:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	10,183,293	-	-	10,183,293	At maturity	2.70
91,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	39,750,482	-	39,750,482	At maturity	4.56
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,000,000	-	16,000,000	At maturity	4.68
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	17,624	-	-	17,624	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	72,000	-	-	72,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	32,667	-	-	32,667	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	112,500	-	-	112,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	50,621	-	-	50,621	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	138,116	-	-	138,116	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	94,445	-	-	94,445	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	131,944	-	-	131,944	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	297,505	-	-	297,505	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	208,100	-	-	208,100	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	171,638	-	-	171,638	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	245,098	-	-	245,098	Monthly	4.42
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	4.50
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	400,000	-	-	400,000	At maturity	4.68
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,378,183	-	-	1,378,183	Monthly	5.02
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	748,377	-	-	748,377	Monthly	26.63
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	ARS	1,854,238	-	-	1,854,238	Quarter	23.00
Sub-Total							18,136,349	55,750,482	-	73,886,831
Financial leases obligations
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	8,792	-	-	8,792	Monthly	17.00
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	136,371	156,348	17,329,787	17,622,506	Monthly	7.07
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander - Chile	Chile	UF	-	6,991	-	6,991	Monthly	6.27
Sub-Total							145,163	163,339	17,329,787	17,638,289

(*) See Note 5 non-discounted contractual cash flows.

						Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration or ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
						ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	388 18/10/2004 Bono Serie E	Chile	UF	5,327,846	5,359,626	5,359,627	16,047,099	Semiannual	4.00
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	573 23/03/2009 Bono Serie H	Chile	UF	7,258,889	9,702,632	36,467,992	53,429,513	Semiannual	4.25
Sub-Total						12,586,735	15,062,258	41,827,619	69,476,612

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).
(*) See Note 5 non-discounted contractual cash flows.

As of December 31, 2016:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	10,012,233	-	-	10,012,233	At maturity	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	5,269,733	-	-	5,269,733	At maturity	1.79
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	46,143	-	-	46,143	Monthly	4.80
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	57,305	-	-	57,305	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	108,000	18,000	-	126,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	12,667	-	-	12,667	Monthly	7.59
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	88,667	-	-	88,667	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	180,000	22,500	-	202,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	72,892	13,047	-	85,939	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	580,563	-	-	580,563	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	167,461	52,210	-	219,671	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	37,510	-	-	37,510	Monthly	5.04
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UYI	696,605	-	-	696,605	Monthly	6.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	5.35
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	400,000	-	-	400,000	At maturity	4.68
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,672,625	520,654	-	2,193,279	Monthly	5.02
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	$ARS	1,912,999	-	-	1,912,999	Monthly	15.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	$ARS	134,821	-	-	134,821	Monthly	25.19
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	$ARS	5,529,763	-	-	5,529,763	Quarter	30.50
Sub-Total							28,979,987	626,411	-	29,606,398
Financial leases obligations
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	$ARS	920	-	-	920	-	17.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	$ARS	544	-	-	544	At maturity	17.50
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	125,221	130,838	17,131,641	17,387,700	Monthly	7.07
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	98,688	-	-	98,688	Monthly	4.33
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander - Chile	Chile	UF	-	13,067	-	13,067	Monthly	6.27
Sub-Total							225,373	143,905	17,131,641	17,500,919

(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7).
(*) See Note 5 non-discounted contractual cash flows.

						Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration or ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
						ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	388 18/10/2004 Bono Serie E	Chile	UF	5,125,926	5,298,895	7,904,394	18,329,215	Semiannual	4.00
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	573 23/03/2009 Bono Serie H	Chile	UF	2,345,596	9,540,856	40,621,049	52,507,501	Semiannual	4.25
Sub-Total						7,471,522	14,839,751	48,525,443	70,836,716

(*) See Note 5 non-discounted contractual cash flows.

Disclosure Of Loans And Financial Obligations Classified By Type Of Foreign Currency And Interest Rate [Text Block]
These obligations classified by currency and interest type (excluding the effect of cross currency interest rate swap agreements) are detailed as follows:

	As of December 31, 2017		As of December 31, 2016
	Fixed Interest Rate	Variable Interest Rate	Fixed Interest Rate	Variable Interest Rate
	ThCh$	ThCh$	ThCh$	ThCh$
US Dollar	6,102,155	4,843,243	1,079,507	5,272,884
Chilean Pesos	65,836,938	-	33,921,475	-
Argentinean Pesos	8,987,505	1,717,599	12,962,674	3,422,829
Unidades de Fomento	100,928,433	-	102,088,686	-
UYI	692,326	-	1,741,512	-
Total	182,547,357	6,560,842	151,793,854	8,695,713

Disclosure Of Finance Lease Obligations [Text Block]
Subsidiaries: Cervecería Kunstmann S.A. and Finca La Celia S.A.

			Currency	Amount
Type	Institution	Contract Date	type or reset unit	Contract (Thousands)	Purchase option (UF)	Number of quotas	Anual Interest (%)
Cervecería Kunstmann S.A.
Land Lote 13F1	Banco del Estado de Chile	11-23-2012	UF	22,341	348	73	4.33
Finca La Celia S.A.
Automotor	Banco Supervielle - Argentina	06-10-2014	ARS	5,151	206	45	17.50
Automotor	Banco Supervielle - Argentina	09-04-2014	ARS	4,908	196	45	17.50
Automotor	Banco Supervielle - Argentina	06-07-2017	ARS	1,782	713	36	17.00

Disclosure of finance lease and operating lease by lessee [text block]
As of December 31, 2017 future payments and the current value of finance lease obligations are detailed as follows:

	As of December 31, 2017
Lease Minimum Future Payments	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	354,543	303,780	50,763
3 months to 1 year	1,034,396	908,573	125,823
Over 1 year to 3 years	2,552,580	2,407,417	145,163
Over 3 years to 5 years	2,551,761	2,388,422	163,339
Over 5 years	27,644,377	10,314,590	17,329,787
Total	34,137,657	16,322,782	17,814,875

Reconciliation Of Financial Obligations Statement Of Cash Flows [Text Block]
Conciliation of finance obligations of Cash Flows

	As of	Flows				Change in foreing currency and		As of
	December 31,	Payments			Accrual of	unit per		December 31,
	2016	Capital	Interest	Acquisitions	interest	adjustment	Others	2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	39,079,561	(22,241,073)	(7,146,384)	16,927,169	7,492,719	(3,435,455)	(6,052,791)	24,623,746
Bond payable	3,250,023	-	(3,051,269)	-	3,166,139	52,599	(111,357)	3,306,135
Financial leases obligations	215,950	(1,405,266)	(8,422)	-	1,209,294	948	164,082	176,586
Total others financial liabililities current	42,545,534	(23,646,339)	(10,206,075)	16,927,169	11,868,152	(3,381,908)	(6,000,066)	28,106,467
Non current
Bank borrowings	29,606,398	(844,687)	-	40,850,000	(306,747)	(1,470,924)	6,052,791	73,886,831
Bond payable	70,836,716	(2,668,458)	-	-	-	1,196,997	111,357	69,476,612
Financial leases obligations	17,500,919	(8,962)	-	-	-	292,593	(146,261)	17,638,289
Total others financial liabililities non-current	117,944,033	(3,522,107)	-	40,850,000	(306,747)	18,666	6,017,887	161,001,732
Total others financial liabililities	160,489,567	(27,168,446)	(10,206,075)	57,777,169	11,561,405	(3,363,242)	17,821	189,108,199

	As of	Flows				Change in foreing currency and		As of
	December 31,	Payments			Accrual of	unit per		December 31,
	2015	Capital	Interest	Acquisitions	interest	adjustment	Others	2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	27,714,998	(24,801,943)	(8,634,001)	19,345,325	8,655,483	(2,648,436)	19,448,135	39,079,561
Bond payable	3,155,239	-	(3,093,163)	-	3,216,241	15,879	(44,173)	3,250,023
Financial leases obligations	321,416	(1,530,851)	-	-	1,205,019	9,427	210,939	215,950
Total others financial liabililities current	31,191,653	(26,332,794)	(11,727,164)	19,345,325	13,076,743	(2,623,130)	19,614,901	42,545,534
Non current
Bank borrowings	48,335,093	(493,181)	-	3,804,384	58,219	(2,649,982)	(19,448,135)	29,606,398
Bond payable	71,352,994	(2,615,542)	-	-	-	2,055,091	44,173	70,836,716
Financial leases obligations	17,238,458	-	-	-	-	473,400	(210,939)	17,500,919
Total others financial liabililities non-current	136,926,545	(3,108,723)	-	3,804,384	58,219	(121,491)	(19,614,901)	117,944,033
Total others financial liabililities	168,118,198	(29,441,517)	(11,727,164)	23,149,709	13,134,962	(2,744,621)	-	160,489,567

	As of	Flows				Change in foreing currency and		As of
	December 31,	Payments			Accrual of	unit per		December 31,
	2014	Capital	Interest	Acquisitions	interest	adjustment	Others	2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	49,137,899	(54,611,891)	(10,807,228)	23,358,700	11,212,161	(6,425,775)	15,851,132	27,714,998
Bond payable	3,029,431	(2,525,569)	(3,070,875)	-	3,194,839	118,555	2,408,858	3,155,239
Financial leases obligations	518,140	(1,697,649)	3,197	-	1,177,697	12,462	307,569	321,416
Total others financial liabililities current	52,685,470	(58,835,109)	(13,874,906)	23,358,700	15,584,697	(6,294,758)	18,567,559	31,191,653
Non current
Bank borrowings	46,684,250	(185,132)	-	19,570,689	-	(1,883,582)	(15,851,132)	48,335,093
Bond payable	70,908,208	-	-	-	-	2,853,644	(2,408,858)	71,352,994
Financial leases obligations	16,874,805	-	-	-	-	671,222	(307,569)	17,238,458
Total others financial liabililities non-current	134,467,263	(185,132)	-	19,570,689	-	1,641,284	(18,567,559)	136,926,545
Total others financial liabililities	187,152,733	(59,020,241)	(13,874,906)	42,929,389	15,584,697	(4,653,474)	-	168,118,198